LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Lease [Abstract]
Disclosure of maturity analysis of lease liabilities
	December 31
	2023	2022
	USD thousands

Less than one year (0-1)	12,106	14,104
One to five years (1-5)	24,955	15,234

Total	37,061	29,338

Current maturities of lease liability	12,106	14,104

Long-term lease liability	24,955	15,234

Disclosure of composition of Right-of-use assets
3)	Right-of-use assets - Composition:

	Offices	Data center	Total
	USD thousands

Balance as of January 1, 2022	5,424	2,849	8,273

Business Combinations	6,103	10,633	16,736
Depreciation and amortization on right-of-use assets	(4,533)	(4,693)	(9,226)
Additions	1,113	1,783	2,896
Lease modifications	(74)	-	(74)
Disposals	(205)	(52)	(257)
Exchange rate differences	(75)	-	(75)

Balance as of December 31, 2022	7,753	10,520	18,273

Discontinuance of consolidation	(64)	-	(64)
Depreciation and amortization on right-of-use assets	(4,422)	(10,579)	(15,001)
Net additions	7,871	14,969	22,840
Lease modifications	20	-	20
Disposals	(119)	(22)	(141)
Exchange rate differences	(12)	-	(12)

Balance as of December 31, 2023	11,027	14,888	25,915

Disclosure of amount recognized in statement of operation and statement of cash flows
4)	Amounts recognized in statement of operation:

	Year ended December 31
	2023	2022	2021
	USD thousands

Interest expenses on lease liability	(1,885)	(587)	(570)
Depreciation and amortization of right-of-use assets	(15,001)	(9,226)	(6,334)
Gain (loss) recognized in profit or loss	(119)	(74)	7

Total	(17,005)	(9,887)	(6,897)

5)	Amounts recognized in the statement of cash flows:

	Year ended December 31
	2023	2022	2021
	USD thousands

Cash outflow for leases	(19,147)	(12,605)	(10,579)

Disclosure of movement in the net investment in the lease
	Offices
	Year ended December 31
	2023	2022
	USD thousands

Balance as of January 1,	4,849	5,682

Sublease receipts	(1,112)	(1,306)
Additions	2,248	310
Business combinations	-	163

Balance as of December 31,	5,985	4,849

Disclosure of maturity analysis of net investment in finance leases
	Year ended December 31
	2023	2022
	USD thousands

Less than one year (0-1)	1,772	1,084
One to five years (1-5)	4,213	3,765

Total net investment in the lease as of December 31,	5,985	4,849

Disclosure of amounts recognized in statement of operation
	Offices
	Year ended December 31
	2023	2022	2021
	USD thousands

Gain from finance subleases	-	-	301
Financing income on the net investment in the lease	221	199	245

Total	221	199	546